Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan International Small-Mid Fund

(formerly, Artisan International Small Cap Fund)

(the “Fund”)

SUPPLEMENT DATED 4 DECEMBER 2018

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AS OF 1 FEBRUARY 2018, AS AMENDED

Effective 4 December 2018, “Artisan International Small Cap Fund” was renamed “Artisan International Small-Mid Fund.”

Effective immediately, all references to the Fund in this prospectus and statement of additional information are removed, and the Fund is offered through a separate prospectus and statement of additional information dated 4 December 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE